INVENTORIES - Ore in Stockpiles and on Leach Pads (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Ore in stockpiles	$ 3,302	$ 3,052
Gold [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	3,019	2,847
Ore on leach pads	558	470
Gold [Member] | Carlin [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	1,184	1,045
Ore on leach pads	147	148
Gold [Member] | Pueblo Viejo [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	835	811
Gold [Member] | Loulo-Gounkoto [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	166	126
Gold [Member] | Turquoise Ridge [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	267	297
Ore on leach pads	34	34
Gold [Member] | Cortez [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	221	206
Ore on leach pads	130	95
Gold [Member] | North Mara [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	174	182
Gold [Member] | Phoenix [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	138	114
Ore on leach pads	19	0
Gold [Member] | Veladero
Disclosure of operating segments [line items]
Ore in stockpiles	33	48
Ore on leach pads	228	190
Gold [Member] | Tongon [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	0	17
Gold [Member] | Bulyanhulu [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	1	1
Gold [Member] | Long Canyon [Member]
Disclosure of operating segments [line items]
Ore on leach pads	0	3
Copper
Disclosure of operating segments [line items]
Ore in stockpiles	283	205
Ore on leach pads	0	0
Copper | Lumwana [Member]
Disclosure of operating segments [line items]
Ore in stockpiles	$ 283	$ 205